Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense

Rent expense associated with operating leases was as follows (unaudited):

	Successor	Predecessor
	March 15, 2018 to March 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to March 31, 2017
Rent expense	$79	$394	$454

Schedule of Future Minimum Payments Under Operating Leases	Future minimum payments under operating leases are as follows:
Year Ending December 31,
2018	$2,509
2019	2,215
2020	1,741
2021	1,482
2022	15
Total	$7,962